Debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Debt
As of June 30, 2019, the principal amount of our outstanding indebtedness totaled $29.0 billion, which excluded fair value adjustments of $129.2 million and debt issuance costs, debt discounts and debt premium of $141.0 million, and our undrawn lines of credit were approximately $7.1 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2019, we remained in compliance with the financial covenants across our various debt obligations. All of our debt is redeemable by AerCap, unless otherwise stated.
The following table provides a summary of our indebtedness as of June 30, 2019 and December 31, 2018:

	June 30, 2019						December 31, 2018
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$2,900,000	$—	$2,900,000	7.09%	2020 - 2022	$4,900,000
AGAT/AICDC Notes		11,750,000	—	11,750,000	4.21%	2020 - 2028	10,749,864
Asia Revolving Credit Facility		950,000	750,000	200,000	3.96%	2022	200,000
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2021	—
Other unsecured debt		1,956,000	—	1,956,000	3.85%	2020 - 2023	1,160,000
Fair value adjustment		NA	NA	131,603	NA	NA	177,450
TOTAL UNSECURED		$21,556,000	$4,750,000	$16,937,603			$17,187,314
Secured
Export credit facilities	30	741,960	—	741,960	2.62%	2019 - 2030	849,372
Institutional secured term loans & secured portfolio loans	269	8,567,360	724,000	7,843,360	3.97%	2020 - 2030	7,533,028
AerFunding Revolving Credit Facility	16	2,500,000	1,601,462	898,538	4.41%	2022	919,484
Other secured debt	44	1,193,432	—	1,193,432	4.36%	2019 - 2037	1,633,099
Fair value adjustment		NA	NA	(2,204)	NA	NA	(2,103)
TOTAL SECURED		$13,002,752	$2,325,462	$10,675,086			$10,932,880
Subordinated
ECAPS Subordinated Notes		1,000,000	—	1,000,000	4.19%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt issued by joint ventures		48,234	—	48,234	—	2019 - 2020	48,234
Fair value adjustment		NA	NA	(225)	NA	NA	(225)
TOTAL SUBORDINATED		$1,548,234	$—	$1,548,009			$1,548,009
Debt issuance costs, debt discounts and debt premium		NA	NA	(141,032)	NA	NA	(160,616)
	359	$36,106,986	$7,075,462	$29,019,666			$29,507,587

(a)
The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate alternatives.

Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 8, 2019 and our quarterly report on Form 6-K for the first quarter ended March 31, 2019, filed with the SEC on May 1, 2019. There have been no material changes to our indebtedness since the filing of those reports, except for scheduled repayments and as described below.
Other unsecured debt
In June 2019, we signed a $525.0 million, four-year unsecured term loan agreement.